Lease financing - Capital lease obligations, Principal payments (Table) (Details) - Financing Lease [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
December 31, 2022	$ 50,434
December 31, 2023	48,843
December 31, 2024	46,798
December 31, 2025	75,842
December 31, 2026	110,434
December 31, 2027 and thereafter	125,440
Total bareboat lease minimum payments	457,791
Unamortized lease issuance costs	(5,318)
Total bareboat lease minimum payments, net	452,473
Lease financing short term	50,434
Lease financing long term, net of unamortized lease issuance costs	$ 402,039